Shareholder Report, Holdings (Details) - C000035521	Jul. 31, 2024
543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	28.60%
52472T726 | BrandywineGlobal High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.40%
024524290 | American Beacon SiM High Yield Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	15.50%
56063U521 | MainStay MacKay High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.10%
72202E682 | PIMCO Preferred and Capital Security Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.00%
704329242 | Payden Emerging Markets Bond Fund, Class SI
Holdings [Line Items]
Percent of Net Asset Value	6.90%
46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.10%
60934N104 | Federated Hermes Government Obligations Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	92.50%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.70%
InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	97.30%